STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION, FINTECH ACQUISITION CORP. II, Warrants (FY) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Initial Public Offering [Member] | Maximum [Member]
Warrants [Abstract]
Number of business days to file registrant statement	20 days	20 days
Public Warrants [Member]
Warrants [Abstract]
Warrants exercisable period on completion of business combination		30 days
Warrants exercisable period from closing of Initial Public Offering		12 months
Warrants expiration period		5 years
Warrants redemption price (in dollars per share)		$ 0.01
Share price (in dollars per share)		$ 24.00
Number of trading days		20 days
Trading day threshold period		30 days
Public Warrants [Member] | Minimum [Member]
Warrants [Abstract]
Notice period to redeem warrants		30 days
Private Warrants [Member]
Warrants [Abstract]
Warrants exercisable period on completion of business combination		30 days
Period for warrants to become exercisable		5 years